Capital Structure - Total debt outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	May 15, 2018	May 13, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Due after one year through five years	$ 1,317			$ 993
Due after five years through ten years	550			550
Due after ten years	4,641			4,865
Total long-term debt principal	6,508			6,408
Debt issuance costs	(57)			(58)
Total long-term debt	6,451			6,350
Short-term debt	0			0
Total debt	$ 6,451			6,350
Redemption price as percentage of principal amount plus accrued and unpaid interest	100.00%
6.75% Senior Debentures, due 2018
Debt Instrument [Line Items]
Due after one year through five years	$ 0			176
Note stated interest rate (as a percent)	6.75%	6.75%
7.45% Senior Notes, due 2019
Debt Instrument [Line Items]
Due after one year through five years	$ 317			317
Note stated interest rate (as a percent)	7.45%
Floating Rate Senior Notes, due 2021
Debt Instrument [Line Items]
Due after one year through five years	$ 250			0
Floating Rate Senior Notes, due 2023
Debt Instrument [Line Items]
Due after one year through five years	250			0
3.15% Senior Notes, due 2023
Debt Instrument [Line Items]
Due after one year through five years	$ 500			500
Note stated interest rate (as a percent)	3.15%
3.28% Senior Notes, due 2026
Debt Instrument [Line Items]
Due after five years through ten years	$ 550			550
Note stated interest rate (as a percent)	3.28%
6.125% Senior Notes, due 2032
Debt Instrument [Line Items]
Due after ten years	$ 159			159
Note stated interest rate (as a percent)	6.125%
5.35% Senior Notes due 2033
Debt Instrument [Line Items]
Due after ten years	$ 323			323
Note stated interest rate (as a percent)	5.35%
5.55% Senior Notes due 2035
Debt Instrument [Line Items]
Due after ten years	$ 546			546
Note stated interest rate (as a percent)	5.55%
5.95% Senior Notes, due 2036
Debt Instrument [Line Items]
Due after ten years	$ 386			386
Note stated interest rate (as a percent)	5.95%
6.90% Senior Debentures, due 2038
Debt Instrument [Line Items]
Due after ten years	$ 165			165
Note stated interest rate (as a percent)	6.90%
5.20% Senior Notes due 2042
Debt Instrument [Line Items]
Due after ten years	$ 62			62
Note stated interest rate (as a percent)	5.20%
4.50% Senior Notes, due 2043
Debt Instrument [Line Items]
Due after ten years	$ 500			500
Note stated interest rate (as a percent)	4.50%
4.20% Senior Notes, due 2046
Debt Instrument [Line Items]
Due after ten years	$ 700			700
Note stated interest rate (as a percent)	4.20%
5.10% Subordinated Debentures, due 2053
Debt Instrument [Line Items]
Due after ten years	$ 500			500
Note stated interest rate (as a percent)	5.10%
5.75% Subordinated Debentures, due 2053
Debt Instrument [Line Items]
Due after ten years	$ 800			800
Note stated interest rate (as a percent)	5.75%
6.125% Junior Subordinated Debentures, due 2067
Debt Instrument [Line Items]
Due after ten years	$ 0			224
Note stated interest rate (as a percent)	6.125%		6.125%
6.50% Junior Subordinated Debentures, due 2067
Debt Instrument [Line Items]
Due after ten years	$ 500			$ 500
Total long-term debt	$ 500
Note stated interest rate (as a percent)	6.50%